Unaudited Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,576,649)	$ (46,428,612)
Adjustments to reconcile net loss from operations to Net cash used in operating activities:
Depreciation expense	1,171	19,542
Allowance for credit losses - notes receivable		24,347,489
Non-cash lease expense	177,376	204,452
Foreign currency transaction gain	(2,437)	(1,361)
Loss on sale of notes receivable		21,292,430
Imputed interest expense on convertible promissory notes	15,479	1,202,800
Interest income on notes receivable		(1,872,203)
Change in operating assets and liabilities:
Operating lease liabilities	(187,980)	(218,828)
Security deposit	33,527
Prepaid expenses and other current assets	(67,113)	(61,574)
Salary payable	(77,463)	(215,810)
Accrued liabilities and other payables	(2,944)	48,843
NET CASH USED IN OPERATING ACTIVITIES	(1,687,033)	(1,682,832)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(4,990)
Cash proceeds from acquisition	28
Cash proceeds from notes receivable		4,000,000
Cash proceeds from sale of notes receivable		5,000,000
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(4,962)	9,000,000
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	13,654	3,035
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,678,341)	7,320,203
CASH AND CASH EQUIVALENTS - Beginning of period	8,185,502	2,869,241
CASH AND CASH EQUIVALENTS - End of period	6,507,161	10,189,444
Cash paid for:
Income taxes		$ 30,295